Leases (FY) (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease costs and other information	The lease costs are reflected in the statement of operations and comprehensive loss as follows (in thousands):
	December 31,
	2022	2021	2020
Research and development	$224	$268	$268
General and administrative	1,542	1,347	1,398
Less: sublease income	(260)	(260)	(42)
Total lease costs	$1,506	$1,355	$1,624
The weighted-average remaining lease terms and discount rates for operating leases were as follows:
	December 31,
	2022	2021	2020
Weighted average remaining lease term in years	2.8	2.9	2.4
Weighted average discount rate(1)	17%	18%	20%

(1)	For the lease contracts denominated in Canadian dollars, the discount rate was determined on a currency-equivalent basis.

Future minimum operating lease payments
Future minimum operating lease payment under non-cancelable leases as of December 31, 2022, were as follows (in thousands):
Year ended December 31,	Operating leases
2023	$1,533
2024	1,341
2025	1,137
2026	1,168
2027	1,199
Thereafter	7,849
Total future minimum lease payments	$14,227